Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 156,382,380.00
Previously Paid Amount	0.00
Total Fee Amount	21,596.41
Total Offset Amount	0.00
Net Fee	$ 21,596.41